UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22967

Nuveen Minnesota Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Minnesota Municipal Income Fund (NMS)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.6% (100.0% of Total Investments)

	Consumer Staples – 0.9% (0.6% of Total Investments)
$ 700	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company	7/20 at 100.00	BBB+	$ 774,718
	Project, Series 2010, 5.650%, 6/01/27
	Education and Civic Organizations – 29.0% (19.4% of Total Investments)
390	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series	No Opt. Call	BBB–	398,705
	2012A, 5.000%, 6/01/43
1,250	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB	1,296,688
	Series 2008A, 7.000%, 8/01/38
800	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy	No Opt. Call	BBB–	818,408
	Building Company, Series 2012A, 5.000%, 12/01/43
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/18 at 102.00	BBB–	1,058,580
	Schools Academy, Series 2010A, 5.600%, 11/01/30
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 100.00	BBB–	621,699
	Academy, Series 2014A, 5.750%, 8/01/44
200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A,	7/24 at 100.00	BBB–	209,342
	5.000%, 7/01/44
1,425	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School,	7/23 at 100.00	BB	1,507,792
	Series 2013A, 6.000%, 7/01/43
535	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	610,381
	2008B, 6.500%, 11/15/38 – AGC Insured
1,000	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010,	8/18 at 100.00	BBB+	1,035,200
	4.250%, 8/01/20
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding
	Series 2007-6-R:
500	5.500%, 5/01/24	5/17 at 100.00	N/R	515,945
1,000	5.500%, 5/01/27	5/17 at 100.00	N/R	1,028,290
200	5.500%, 5/01/37	5/17 at 100.00	N/R	204,876
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series	No Opt. Call	Aa3	585,060
	2012-7S, 3.250%, 5/01/36
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	4/17 at 100.00	A2	1,056,310
	Series 2009-6X, 5.250%, 4/01/39
2,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	10/19 at 100.00	A2	2,222,900
	Series 2009-7A, 5.000%, 10/01/39
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project,	9/24 at 100.00	BB+	713,664
	Series 2014A, 5.000%, 9/01/44
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series	12/21 at 100.00	BBB–	490,378
	2004A, 5.500%, 12/01/33
315	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School	No Opt. Call	BB	325,773
	Project, Series 2015, 5.000%, 8/01/22
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	518,125
	Hmong Education Reform Company, Series 2012A, 5.250%, 9/01/32
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/21 at 100.00	BBB–	1,244,716
	Nova Classical Academy, Series 2011A, 6.375%, 9/01/31
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,
	Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	360,572
510	5.375%, 7/01/50	7/25 at 100.00	BB	511,892
1,680	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	1,687,459
	Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue	10/17 at 100.00	A3	538,210
	Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24
1,875	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of	12/15 at 100.00	BBB–	1,878,750
	Peace Academy Project, Series 2006A, 5.000%, 12/01/36
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul	3/23 at 100.00	BBB–	386,104
	Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43
800	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	12/22 at 100.00	BBB–	829,376
	Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33
2,000	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	2,330,380
23,655	Total Education and Civic Organizations			24,985,575
	Health Care – 21.8% (14.6% of Total Investments)
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,017,700
	Refunding Series 2007, 5.000%, 6/01/29
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services
	Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	410,716
230	4.000%, 4/01/31	4/22 at 100.00	BBB	234,060
3,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care	7/25 at 100.00	A	3,047,490
	Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A,
	4.000%, 7/01/35
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital
	Corporation, Series 2007:
20	5.000%, 5/01/20	5/17 at 100.00	Baa1	21,278
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,053,270
500	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health	9/25 at 100.00	Baa1	500,205
	Care, Series 2015, 4.000%, 9/01/35
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2015A:
265	4.000%, 11/15/40 (WI/DD, Settling 9/02/15)	11/25 at 100.00	A+	265,981
1,000	5.000%, 11/15/44 (WI/DD, Settling 9/02/15)	11/25 at 100.00	A+	1,101,120
3,750	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds,	2/18 at 100.00	AA	3,957,225
	Essentia Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured
25	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	8/15 at 100.00	A+	25,112
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding	12/20 at 100.00	N/R	712,272
	Series 2013A, 4.400%, 12/01/33
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds,
	Series 2013C:
240	4.500%, 12/01/25	12/20 at 100.00	N/R	249,353
190	4.750%, 12/01/27	12/20 at 100.00	N/R	198,438
160	5.000%, 12/01/28	12/20 at 100.00	N/R	167,269
310	5.400%, 12/01/33	12/20 at 100.00	N/R	327,193
500	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	A1	551,655
	2010A, 5.125%, 5/01/30
1,625	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina	11/19 at 100.00	AA–	1,828,742
	Health System, Series 2009A-1, 5.250%, 11/15/29
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,003,640
	Project, Series 2007-1, 5.000%, 8/01/36
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical
	Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	787,453
630	5.000%, 9/01/34	9/24 at 100.00	A	699,596
580	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/25 at 100.00	BBB–	615,432
	Inc., Series 2015, 5.000%, 11/15/44
17,900	Total Health Care			18,775,200
	Housing/Multifamily – 7.9% (5.3% of Total Investments)
1,700	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project,	6/20 at 100.00	Aaa	1,807,916
	Series 2010, 4.500%, 6/01/26
955	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats	10/15 at 100.00	Aa1	956,213
	Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)
1,140	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, GNMA Collateralized Mortgage	11/15 at 100.00	Aa1	1,143,739
	Loans – Seward Towers Project, Series 2003, 5.000%, 5/20/36
	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2011:
355	5.050%, 8/01/31	8/21 at 100.00	AA+	381,927
1,700	5.450%, 8/01/41	8/21 at 100.00	AA+	1,835,167
655	Saint Paul Housing and Redevelopment Authority, Minnesota, GNMA Collateralized Multifamily	11/15 at 100.00	Aa1	655,629
	Housing Revenue Bonds, Selby Grotto Housing Project, Series 2001A, 5.500%, 9/20/44
	(Alternative Minimum Tax)
6,505	Total Housing/Multifamily			6,780,591
	Housing/Single Family – 5.0% (3.3% of Total Investments)
139	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	7/16 at 100.00	AA+	142,527
	City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)
230	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities	7/21 at 100.00	Aaa	245,313
	Program, Series 2011D, 4.700%, 1/01/31
2,770	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%,	7/16 at 100.00	AA+	2,794,099
	7/01/27 (Alternative Minimum Tax)
10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	10,046
	7/01/38 (Alternative Minimum Tax)
260	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%,	1/18 at 100.00	AA+	269,620
	7/01/33 (Alternative Minimum Tax)
680	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2009E,	7/19 at 100.00	AA+	709,743
	5.100%, 1/01/40
85	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C,	1/23 at 100.00	AA+	84,000
	3.900%, 7/01/43
80	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C,	7/24 at 100.00	AA+	80,786
	3.500%, 1/01/32
4,254	Total Housing/Single Family			4,336,134
	Industrials – 3.9% (2.6% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2006-1A:
580	4.850%, 12/01/17 (Alternative Minimum Tax)	6/16 at 100.00	A+	593,102
610	4.875%, 12/01/18 (Alternative Minimum Tax)	6/16 at 100.00	A+	622,426
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2013-1:
1,400	4.500%, 6/01/33	6/21 at 100.00	A+	1,476,006
600	4.750%, 6/01/39	6/21 at 100.00	A+	639,372
3,190	Total Industrials			3,330,906
	Long-Term Care – 15.9% (10.6% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc.	11/24 at 100.00	N/R	812,148
	Project, Series 2014, 5.125%, 11/01/49
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation	11/24 at 100.00	A3	384,792
	Project, Series 2014, 4.000%, 11/01/39
500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project,	11/19 at 100.00	A3	527,925
	Series 2011, 5.000%, 11/01/41
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding	7/20 at 100.00	N/R	895,055
	Series 2013, 5.200%, 3/01/43
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding
	Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	176,204
850	5.250%, 1/01/46	1/23 at 100.00	N/R	845,461
425	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project,	11/15 at 100.00	N/R	425,230
	Series 2006A, 5.000%, 12/01/31
700	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century &	9/18 at 100.00	N/R	702,926
	Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series	11/22 at 100.00	N/R	1,377,986
	2012, 4.750%, 11/15/28
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City	5/23 at 100.00	N/R	755,355
	Project, Series 2015, 5.250%, 11/01/45
1,000	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Eventide Senior	12/15 at 100.00	N/R	1,000,600
	Housing, Series 2006A, 5.150%, 6/01/29
660	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna	9/18 at 100.00	N/R	662,759
	Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)
900	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard	10/17 at 100.00	N/R	911,367
	Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care	5/23 at 100.00	N/R	513,570
	Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48
1,271	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds,	4/17 at 100.00	N/R	1,293,615
	Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care	No Opt. Call	N/R	102,216
	Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42
385	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	1/23 at 100.00	N/R	388,507
	Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39
330	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series	5/19 at 102.00	N/R	357,713
	2012A, 6.000%, 5/01/47
1,000	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC	9/19 at 100.00	N/R	1,061,600
	Project, Series 2011A, 7.000%, 9/01/46
520	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project,	11/15 at 100.00	N/R	520,629
	Series 2007A, 5.250%, 11/01/28
13,476	Total Long-Term Care			13,715,658
	Materials – 3.0% (2.0% of Total Investments)
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	2,541,324
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 13.8% (9.2% of Total Investments)
1,600	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General	2/18 at 100.00	Aa2	1,736,144
	Obligation Bonds, Series 2008A, 4.750%, 2/01/24
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds,	2/25 at 67.23	AA+	143,205
	School Building Series 2015A, 0.000%, 2/01/35
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General	2/25 at 100.00	Aa2	1,030,070
	Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36
1,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2008D, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,057,550
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School
	Building Series 2015A:
940	0.000%, 2/01/37	No Opt. Call	Aa2	368,743
1,075	0.000%, 2/01/38	No Opt. Call	Aa2	401,577
245	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds,	2/23 at 100.00	Aa2	277,186
	School Building Series 2014A, 5.000%, 2/01/35
1,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building	2/25 at 100.00	Aa2	1,531,875
	Bonds, Series 2015A, 4.000%, 2/01/40
1,500	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	2/24 at 100.00	AA+	1,615,440
	Series 2014A, 4.000%, 2/01/30
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund	6/17 at 100.00	A+	1,041,660
	Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)
350	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation	2/25 at 100.00	Aa2	336,508
	Bonds, Series 2015A, 3.125%, 2/01/34
350	South Washington County Independent School District 833, Minnesota, General Obligation Bonds,	2/24 at 100.00	Aa2	367,602
	Alternate Facilities Series 2014A, 3.500%, 2/01/27
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds,	2/23 at 100.00	AAA	2,016,571
	School Building Series 2014A, 3.500%, 2/01/31
12,830	Total Tax Obligation/General			11,924,131
	Tax Obligation/Limited – 11.7% (7.8% of Total Investments)
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of Participation,	2/23 at 100.00	A+	1,040,350
	Series 2015A, 4.000%, 2/01/41
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital	2/22 at 77.70	Aa2	1,004,816
	Appreciation Series 2012A, 0.000%, 2/01/28 – AGM Insured
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series	3/23 at 100.00	N/R	121,841
	2015, 4.000%, 3/01/30
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011,	8/21 at 100.00	AA	2,495,749
	5.000%, 8/01/31
590	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	11/15 at 100.00	N/R	590,195
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,
	2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	455,837
895	5.250%, 4/01/43	4/23 at 100.00	N/R	887,222
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue	12/17 at 100.00	AA+	532,115
	Bonds, Jimmy Lee Recreational Center, Series 2008, 5.000%, 12/01/32
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment
	Revenue Refunding Bonds, Series 2012:
450	5.000%, 9/01/26	No Opt. Call	N/R	475,286
130	5.000%, 3/01/29	No Opt. Call	N/R	136,167
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	791,272
1,050	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,149,141
	5.000%, 10/01/25
400	Washington County Housing and Redevelopment Authority, Minnesota, Municipal Facility Lease	11/15 at 100.00	Baa2	400,608
	Revenue Bonds, Lower St. Croix Valley Fire Protection District Project, Series 2003,
	5.125%, 2/01/24
10,225	Total Tax Obligation/Limited			10,080,599
	Transportation – 1.3% (0.9% of Total Investments)
225	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	A	237,539
	Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)
800	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking	8/18 at 102.00	A+	886,000
	Facilities Project, Refunding Series 2010A, 5.000%, 8/01/30
1,025	Total Transportation			1,123,539
	U.S. Guaranteed – 11.7% (7.8% of Total Investments) (4)
2,675	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	3,119,157
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
65	Minnesota State, General Obligation Bonds, Series 2007, 5.000%, 8/01/25 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	70,448
1,000	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds,	2/16 at 100.00	AA– (4)	1,019,990
	Series 2005A, 5.000%, 2/01/31 (Pre-refunded 2/01/16)
2,215	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,596,445
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
1,430	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	1,513,054
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
1,750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/15 at 100.00	BBB– (4)	1,769,950
	Inc., Series 2005, 6.000%, 11/15/30 (Pre-refunded 11/15/15)
9,135	Total U.S. Guaranteed			10,089,044
	Utilities – 18.7% (12.5% of Total Investments)
500	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series	10/15 at 100.00	A2	501,690
	2005A, 5.000%, 10/01/30
10	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A,	2/16 at 100.00	A2	10,043
	6.100%, 10/01/30
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A,	10/24 at 100.00	A2	509,535
	4.000%, 10/01/33
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding
	Series 2008A:
300	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	328,260
1,000	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA	1,080,660
1,000	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	1,086,440
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
8,600	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	8,097,330
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	905,894
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	2,422,076
135	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	98,388
40	0.000%, 1/01/27 – NPFG Insured	No Opt. Call	AA–	28,084
1,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	1,019,150
	4.000%, 1/01/40
17,255	Total Utilities			16,087,550
	Water and Sewer – 5.0% (3.4% of Total Investments)
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Series 2009B:
1,800	0.000%, 10/01/21	4/19 at 89.45	AA+	1,525,716
1,800	0.000%, 10/01/22	4/19 at 85.14	AA+	1,446,912
1,800	0.000%, 10/01/23	4/19 at 80.85	AA+	1,369,044
5,400	Total Water and Sewer			4,341,672
$ 128,200	Total Long-Term Investments (cost $120,209,872)			128,886,641
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (51.2)% (5)			(44,100,000)
	Other Assets Less Liabilities – 1.6%			1,346,319
	Net Assets Applicable to Common Shares – 100%			$ 86,132,960

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$128,886,641	$ —	$128,886,641

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $120,101,993.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$8,934,663
Depreciation	(150,015)
Net unrealized appreciation (depreciation) of investments	$8,784,648

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.2%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Minnesota Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015